Results	6 Months Ended
Jun. 30, 2019
Results
Results

Results

We realized a net loss of €95.9 million for the first six months of 2019, compared to a net loss of €59.1 million in the first six months of 2018.

We reported an operating loss amounting to €97.6 million for the first six months of 2019, compared to an operating loss of €65.8 million for the first six months of 2018.

Our R&D expenditure in the first six months of 2019 amounted to €177.6 million, compared to €151.4 million in the first six months of 2018. This planned increase was mainly due to an increase of €10.2 million in subcontracting costs primarily related to our IPF program and other proprietary programs. Furthermore, personnel costs increased explained by a planned headcount increase and higher costs related to warrant plans as a result of the increase in the number of beneficiaries and of the Galapagos share price.

The table below summarizes our R&D expenditure for the six months ended June 30, 2019 and 2018, broken down by program.

	Six months ended June 30,
	2019	2018
	(Euro, in thousands)
Filgotinib program (partnered)	€(30,406)	€(32,210)
CF program (partnered)	(1,793)	(21,014)
IPF program on GLPG1690 (proprietary)	(41,668)	(24,107)
OA program on GLPG1972 (partnered)	(9,733)	(7,621)
AtD program on MOR106 (partnered)	(12,460)	(7,661)
Other	(81,507)	(58,832)
Total R&D expenditure	€(177,567)	€(151,444)

Our G&A and S&M expenses were €28.6 million in the first six months of 2019, compared to €16.2 million in the first six months of 2018. This increase mainly resulted from higher personnel costs due to  a planned headcount increase as well as higher costs for warrant plans as a result of the increase in the number of beneficiaries and of the Galapagos share price.

Net financial income in the first six months of 2019 amounted to €1.8 million, compared to net financial income of €6.9 million in the first six months of 2018, and was primarily attributable to €1.9 million of unrealized exchange gain on our cash position in U.S. dollars  (€5.3 million of unrealized exchange gain on our cash position in U.S. dollars in the first six months of 2018).